PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 60.1%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,022,756	$52,988,905
Fixed Income — 39.8%
PGIM Total Return Bond Fund (Class R6)	3,145,101	35,099,329

Total Long-Term Investments (cost $88,564,246)		88,088,234

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $89,371)	89,371	89,371

TOTAL INVESTMENTS 100.0% (cost $88,653,617)(wa)		88,177,605
Liabilities in excess of other assets (0.0)%		(19,180)

Net Assets 100.0%		$88,158,425

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM 60/40 Allocation Fund